Risk management - Significant concentration of credit risk (Details) - Financial assets past due but not impaired [member] - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 359,272	$ 648,118
Less than 3 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	56,144	243,893
Between 3 and 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	1,270	136,700
More than 6 months overdue [member]
Disclosure of detailed information about financial risk management [Line Items]
Financial assets	$ 301,858	$ 267,525